PROSPECTUS SUPPLEMENT                                        65873 10/00
dated October 9, 2000 to:

Putnam Health Sciences Trust (the "fund")
Prospectuses dated December 30, 1999 and December 30, 1999, as revised February 29, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

-------------------------------------------------------------------------------
Manager                  Since     Experience
-------------------------------------------------------------------------------
David G. Carlson         1997      1990 - Present      Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
Richard B. England       1997      1992 - Present      Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
Margery C. Parker        1998      1997 - Present      Putnam Management
Senior Vice President              Prior to Dec. 1997  Keystone Investments
-------------------------------------------------------------------------------
Margaret D. Smith        2000      1995 - Present      Putnam Management
Senior Vice President
-------------------------------------------------------------------------------